As filed with the Securities and Exchange Commission on July 26, 2005

                                     Investment Company Act file number 811-8654


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                       Florida Daily Municipal Income Fund
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2005

Item 1: Schedule of Investments

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FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS
MAY 31, 2005
(UNAUDITED)
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   ----------------
  Face                                                                          Maturity               Value               Standard
 Amount                                                                          Date       Yield       (b)        Moody's & Poor's
 ------                                                                          ----       -----      ------      ------- --------
Revenue Bond (1.21%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,520,000   Orange County, FL IDA (Orlando Hawaian Motel Company) (c)
              LOC US Bank N.A.                                                  10/01/05    2.60%  $   1,520,000
-----------                                                                                        -------------
  1,520,000   Total Revenue Bond                                                                       1,520,000
-----------                                                                                        -------------
Tax Exempt Commercial Paper (18.31%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,500,000   Jacksonville, FL Electric Authority (Electric System) - Series A  06/01/05    3.00%  $   5,500,000   VMIG-1     A1+
  8,000,000   Jacksonville, FL HEFA HRB - Series 2003B
              LOC Bank of America                                               06/02/05    2.32       8,000,000    P1        A1+
  3,200,000   Palm Beach County, FL (Pooled Hospital Loan Program)
              LOC SunTrust Bank                                                 06/16/05    2.98       3,200,000   VMIG-1     A1+
    500,000   Sarasota County, FL Public HRB
              (Sarasota Memorial Hospital Project) - Series C
              LOC Wachovia Bank & Trust Company, N.A.                           06/09/05    2.40         500,000   VMIG-1     A1+
  2,500,000   Sunshine State Government Finance Commission - Series H           06/14/05    2.40       2,500,000              A1+
    500,000   Sunshine State Government Finance Commission RB - Series A        06/09/05    2.40         500,000              A1
  1,200,000   Sunshine State Government Finance Commission RN - Series G        07/07/05    2.34       1,200,000              A1+
  1,500,000   Sunshine State Government Finance Commission - Series F           07/14/05    2.06       1,500,000    P1        A1+
-----------                                                                                        -------------
 22,900,000   Total Tax Exempt Commercial Paper                                                       22,900,000
-----------                                                                                        -------------
Tax Exempt General Obligation Notes & Bonds (9.87%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,310,000   Clark County, OH BAN (North Ridge Water) (c)                      06/24/05    1.90%  $   2,310,313
  2,500,000   School District of Brevard County, FL TAN - Series 2004           06/30/05    1.63       2,502,696    MIG-1
  2,500,000   School District of Palm Beach County, FL TAN - Series 2004        09/28/05    1.70       2,510,412    MIG-1   SP-1+
  3,000,000   State of Texas TRAN                                               08/31/05    1.60       3,010,299    MIG-1   SP-1+
  2,000,000   Wyandotte County, Kansas City, KS Municipal Temporary Notes-
              Series 2004 VIII (c)                                              11/01/05    1.95       2,006,536
-----------                                                                                        -------------
 12,310,000   Total Tax Exempt General Obligation Notes & Bonds                                       12,340,256
-----------                                                                                        -------------
Variable Rate Demand Instruments (d) (70.18%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Alachua County, FL IDRB (Florida Rock Industries, Inc. Project)
              LOC Bank of America                                               11/01/22    3.00%  $   1,000,000              A1+
    700,000   City of Pulaski and Giles, TN IDRB
              (Martin Methodist College Project) - Series 2004
              LOC Amsouth Bank, N.A                                             01/01/24    3.08         700,000   VMIG-1
  1,000,000   Collier County, FL IDA Health Facilities RB
              (NCH Healthcare Systems, Inc.) - Series C- 2002
              LOC Fifth Third Bank                                              11/01/22    2.96       1,000,000              A1+
  3,000,000   Dade County, FL RB (Water & Sewer System) - Series 1994
              Insured by FGIC                                                   10/05/22    2.94       3,000,000   VMIG-1     A1+
  1,500,000   Florida Gulf Coast University Financing Corp.
              Florida Capital Improvement RB Series 2003
              LOC Wachovia Bank, N.A.                                           12/01/33    3.03       1,500,000   VMIG-1
    900,000   Florida HFA (Heron Park Project) - Series 1996U
              Guaranteed by Federal National Mortgage Association               12/01/29    2.96         900,000   VMIG-1
    900,000   Florida HFA (Timberland Apartments Project)
              Collateralized by Federal National Mortgage Association           10/15/32    3.00         900,000              A1+
  1,125,000   Florida HFA MHRB - 1995 Series L
              (Banyon Bay Apartments Project)
              Collateralized by Federal National Mortgage Association           12/01/25    2.96       1,125,000   VMIG-1
  1,900,000   Florida HFA MHRB (Huntington) - Series GGG
              LOC Federal Home Loan Mortgage Corporation                        12/01/13    2.97       1,900,000              A1+
  5,200,000   Florida HFA MHRB (Town of Colony) - Series EE
              LOC Credit Suisse First Boston                                    09/01/08    3.01       5,200,000              A1+
  1,745,000   Florida HFA P-Floats - Series PT-88                               01/01/15    3.04       1,745,000              A1+
  3,375,000   Florida HFC MHRB (Charleston Landing) - Series 1-A
              Guaranteed by Federal Home Loan Mortgage Corporation              07/01/31    2.97       3,375,000              A1+
  2,760,000   Florida HFC MHRB (Heather Glenn Apartments) - Series H
              LOC Amsouth Bank                                                  06/15/36    2.96       2,760,000   VMIG-1
  2,130,000   Florida Ocean Highway and Port Authority RB - Series 1990
              LOC Wachovia Bank & Trust Co., N.A.                               12/01/20    3.03       2,130,000   VMIG-1     A1+
  3,875,000   Florida State Board of Education - Series 2004                    06/01/08    3.00       3,875,000              A1+
  3,097,500   Florida State Department of Transportation - Series 2004 - 898    07/01/11    2.99       3,097,500   VMIG-1
  1,600,000   Gainesville, FL IDRB
              (Heat-Pipe Technology, Inc. Project) - Series 98 (c)
              LOC Amsouth Bank, N.A.                                            05/01/18    3.02       1,600,000
  3,200,000   Greater Orlando Aviation Authority - Series E
              LOC FSA Insured                                                   10/01/21    3.00       3,200,000   VMIG-1     A1+
     85,000   Gulf Breeze, FL RB - Series 1985B
              Insured by FGIC                                                   12/01/15    2.99          85,000   VMIG-1     A1+
    435,000   Gulf Breeze, FL RB - Series 1985C
              Insured by FGIC                                                   12/01/15    2.99         435,000   VMIG-1     A1+
  2,500,000   Iowa Higher Education Loan Authority RB (Loras College Project)
              LOC LaSalle National Bank subsidiary of ABN Amro Bank, N.A.       11/01/30    2.97       2,500,000              A1+
  2,100,000   Jacksonville, FL EDC (Special Facilities) - Series B (c)
              LOC Mellon Bank, N.A.                                             05/01/35    3.05       2,100,000
  3,700,000   Jacksonville, FL Electric Authority RB (Disctrict Energy System)
              LOC State Street Bank & Trust Company                             10/01/34    2.92       3,700,000   VMIG-1
  2,018,363   Koch Floating Rate Trust
              Insured by AMBAC Indemnity Corp.                                  04/01/09    3.16       2,018,363              A1+
  3,000,000   Lee County, FL Solid Waste System Trust Receipts RB - Series L24J
              Insured by MBIA Insurance Corp.                                   10/01/12    3.12       3,000,000   VMIG-1
  2,600,000   Manatee County, FL HFA MHRB
              (Hampton Court Project) - Series 1989A
              LOC Wachovia Bank & Trust Co., N.A.                               06/01/07    2.97       2,600,000              A1
  3,000,000   Marion County IDA FL RB (c)
              LOC SunTrust Bank                                                 02/01/25    3.12       3,000,000
  1,250,000   Marion County, FL IDA
              (Hamilton Products, Inc. Project) - Series 1995 (c)
              LOC Comerica Bank                                                 11/01/15    3.17       1,250,000
  1,500,000   Marion County, FL IDA MHRB (Chambrel Project)
              Guaranteed by Federal National Mortgage Association               11/15/32    2.97       1,500,000              A1
  7,800,000   Miami-Dade County, FL IDA
              (Professional Modification Service Project)
              LOC HSBC Bank US                                                  08/01/18    3.02       7,800,000              A1
  5,080,000   Miami-Dade County, FL ROCs II-R - Series 4047
              (Water & Sewer RB)
              Insured by MBIA Insurance Corp.                                   10/01/13    3.00       5,080,000              A1+
  1,600,000   Ocean Highway & Port Authority, FL RB - Series 1990
              LOC Wachovia Bank & Trust Co., N.A.                               12/01/20    3.03       1,600,000   VMIG-1     A1+
  1,900,000   Palm Beach County, FL RB (Raymond F. Kravis Center Project)
              LOC Northern Trust Bank                                           07/01/32    2.90       1,900,000   VMIG-1
  2,000,000   Pinellas County, FL HFA (St. Mark's Village Project)
              LOC Bank of America                                               03/01/17    2.96       2,000,000              A1+
  2,500,000   Port Orange, FL (Palmer College Project) RB - Series 2002
              LOC LaSalle National Bank subsidiary of ABN Amro Bank, N.A.       10/01/32    2.96       2,500,000              A1+
  2,500,000   Puerto Rico Commonwealth Infrastructure Financing Authority       04/01/27    2.97       2,500,000              A1+
  1,000,000   State of Florida
              Insured by FGIC                                                   07/01/16    3.00       1,000,000              A1+
  2,200,000   Tallahassee, FL Industrial Development RB
              (Rose Printing Co. Inc. Project)
              LOC Branch Bank & Trust                                           10/01/15    3.10       2,200,000
-----------                                                                                        -------------
 87,775,863   Total Variable Rate Demand Instruments                                                  87,775,863
-----------                                                                                        -------------
              Total Investments (99.57%) (cost $124,536,119)                                         124,536,119
              Cash and other assets, net of liabilities (0.43%)                                          538,762
                                                                                                   -------------
              Net Assets (100%)                                                                    $ 125,074,881
                                                                                                   =============
              Net Asset Value, offering and redemption price per share:
              Class A Shares, 78,989,660 shares outstanding (Note 3)                               $        1.00
                                                                                                   =============
              Class B Shares, 46,085,467 shares outstanding (Note 3)                               $        1.00
                                                                                                   =============

FOOTNOTES:


(a) Variable rate demand instruments are assigned their own ratings; the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

(c) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days' notice) and if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
     BAN      =     Bond Anticipation Note                          LOC        =      Letter of Credit
     EDC      =     Economic Development Corporation                MHRB       =      Multi-Family Housing Revenue Bond
     FGIC     =     Financial Guaranty Insurance Company            PCRB       =      Pollution Control Revenue Bond
     FSA      =     Financial Security Assurance                    RAN        =      Revenue Anticipation Note
     HEFA     =     Health and Education Facilities Authority       RB         =      Revenue Bond
     HFA      =     Housing Finance Authority                       RN         =      Revenue Notes
     HFC      =     Housing Finance Commission                      ROC        =      Reset Option Certificates
     HRB      =     Hospital Revenue Bond                           TAN        =      Tax Anticipation Note
     IDA      =     Industrial Development Authority                TRAN       =      Tax & Revenue Anticipation Note
     IDRB     =     Industrial Development Revenue Bond




Item 2:    Controls and Procedures


(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 3:    Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Florida Daily Municipal Income Fund


By (Signature and Title)*       /s/Rosanne Holtzer
                                   Rosanne Holtzer
                                   Secretary


Date: July 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*       /s/Steven W. Duff
                                   Steven W. Duff
                                   President


Date:  July 26, 2005


By (Signature and Title)*       /s/Anthony Pace
                                   Anthony Pace
                                   Treasurer


Date:  July 26, 2005


* Print the name and title of each signing officer under his or her signature.